Investments in associated undertakings (Details) - GBP (£) £ in Millions			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in associated undertakings
Balance at beginning			£ 44
Share of profit from associates (net of tax)			7	£ 9	£ 9
Dividends received			(11)	(4)	(4)
Balance at end	£ 37	£ 44	37	44
Revenue			5,436	5,375	3,714
Profit			307	381	232
Nippon Calmic Limited
Investments in associated undertakings
Balance at beginning			31	32
Exchange differences			(2)	(4)
Share of profit from associates (net of tax)			6	7
Dividends received			(10)	(4)
Balance at end	£ 25	£ 31	25	31	32
Tax expense on share of profit			3	4
Ownership interest in associate	49.00%	49.00%
Assets	£ 58	£ 60	58	60
Liabilities	(32)	(28)	(32)	(28)
Revenue			52	54
Profit			6	7
Individually immaterial associated undertakings
Investments in associated undertakings
Balance at beginning			13	31
Exchange differences			(1)	(1)
Disposals				(19)
Share of profit from associates (net of tax)			1	2
Dividends received			(1)
Balance at end	£ 12	£ 13	12	13	£ 31
Unrecognised share of losses of associates			£ 0	£ 0